Stock-Based Compensation - Restricted Stock Units (Details) - Common Shares - Long-Term Incentive Plans - Restricted Stock Units - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares (in shares)	1,569,000
Granted number of shares (in shares)	478,000
Vested number of shares (in shares)	(525,000)
Forfeited number of shares (in shares)	(61,000)
Nonvested stock units, end of period - Number of shares (in shares)	1,461,000	1,569,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value (USD per share)	$ 39.74
Granted weighted average grant date fair value (USD per share)	46.81	$ 38.19	$ 38.04
Vested weighted average grant date fair value (USD per share)	42.99
Forfeited weighted average grant date fair value (USD per share)	39.38
Nonvested stock units - end of period weighted average grant date fair value (USD per share)	$ 40.90	$ 39.74
Fair value of vested stock units	$ 25	$ 16	$ 11